Activity that Occurred for Level Three Assets (Detail) - Significant Unobservable Inputs (Level 3) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2016	May 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period		$ 31,669	$ 29,568
Actual Return on Plan Assets For Assets Still Held at Reporting Date		191	7,659
Actual Return on Plan Assets For Assets Sold During Year		9	888
Settlements	[1]	(1,196)	(6,446)
Balance at End of Period		$ 30,673	$ 31,669

[1]	Includes the impact of exchange rate changes during the year.